RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Aug. 31, 2017	Aug. 31, 2016	May 31, 2017
Related Party Loan	$ 400,000
Common stock, shares issued	135,800,000		5,000,000
Apica Investments Ltd
PPM, minimum raise	$ 1,000,000
PPM, maximum raise	$ 5,000,000
Date of Agreement	Jun. 28, 2017
Stock to be Issued	15,000,000
Warrants to be Issued	10,000,000
Warrants, exercise price	$ 0.25
Warrant, term	5 years
Contract Expiration Description	This contract is in effect until two years after the anniversary date of the Company’s completion of raising $1,000,000.
Additional Share Grant, Description	the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company
Rafferty Finance S.A.
PPM, minimum raise	$ 1,000,000
PPM, maximum raise	$ 5,000,000
Date of Agreement	Jun. 28, 2017
Stock to be Issued	5,000,000
Warrants to be Issued	10,000,000
Warrants, exercise price	$ 0.25
Warrant, term	5 years
Contract Expiration Description	This contract is in effect until two years after the anniversary date of the Company’s completion of raising $1,000,000.
Additional Share Grant, Description	the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company
Common stock, shares issued	5,000,000
Imagic, LLC
Date of Agreement	Jul. 08, 2017
Warrants to be Issued	10,000,000
Warrants, exercise price	$ 0.25
Additional Share Grant, Description	the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company
Common stock, shares issued	12,000,000
Conv Note #1
Date of Debt Instrument	Jan. 27, 2017
Convertible Notes Payable	$ 100,000
Term of Note	1 year
Interest rate	8.00%
Richard L. Chang, Director
Related Party Loan	$ 750
Audit fees by related party	650
Related party bank deposit	100
Consultant
Related Party Loan	$ 100